Share-based compensation plan (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) individual $ / shares shares	Dec. 31, 2024 USD ($) individual $ / shares shares
Share-based compensation plan
Common shares available for issuance (in shares) | shares	44,915,612		44,915,612		44,915,612	3,565,235
Award vesting period			4 years		4 years
Long Term Incentive Plan 2026
Share-based compensation plan
Threshold percentage of common stock reserved	15.00%		15.00%
Stock options granted (in shares) | shares			0
Equity awards other than options granted in period | shares			0
Common Class B
Share-based compensation plan
Percentage of possible increase in the fair value per share			20.00%
Percentage of possible decrease in the fair value per share			(20.00%)
Increase estimated fair value of the share-based compensation liability			$ 4,700
Decrease estimated fair value of the share-based compensation liability			(4,700)
Equity classified stock options
Share-based compensation plan
Incremental share-based compensation					$ 21
Aggregate intrinsic value of stock options	$ 6,899		6,899		5,545	$ 3,966
Aggregate intrinsic value of stock options exercised			30		19	140
Share-based compensation expense	224	$ 233	$ 329	$ 528	$ 1,345	$ 1,253
Stock options granted (in shares) | shares			2,800,000		4,127,700	94,500
Unamortized compensation cost to unvested stock options					$ 1,227	$ 2,107
Weighted-average remaining period					1 year 9 months 18 days
Grant date fair value of stock options					$ 1,208	1,152
Grant date fair value of stock options forfeited					$ 482	$ 53
Weighted average fair value common share options (in dollars per share) | $ / shares					$ 0.09	$ 8.4
Liability classified stock options
Share-based compensation plan
Aggregate intrinsic value of stock options	$ 36,355		$ 36,355		$ 26,408	$ 0
Share-based compensation expense					$ 3,235	$ 2,629
Stock options granted (in shares) | shares			11,496,500		22,203,841	312,250
Unamortized compensation cost to unvested stock options					$ 14,111	$ 7,036
Weighted-average remaining period					2 years 1 month 6 days
Grant date fair value of stock options					$ 3,499	$ 3,085
Number of individuals received awards | individual					110	134
Maximum
Share-based compensation plan
Maximum exercise periods			15 years		15 years